Servicing Rights (Tables)	9 Months Ended
Sep. 30, 2016
Servicing Rights
Schedule of servicing rights

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning net carrying amount	$24,390	$33,141	$27,250	$36,725
Additions due to loans sold, servicing retained	811	—	2,180	—
Amortization	(1,597)	(1,353)	(4,333)	(4,333)
Impairment	(253)	(1,502)	(1,746)	(2,106)
Ending net carrying value	$23,351	$30,286	$23,351	$30,286

Schedule of future amortization expense for the servicing rights

(In Thousands)	September 30, 2016	December 31, 2015
2016	$1,306	$5,508
2017	4,643	4,604
2018	3,828	3,832
2019	3,142	3,169
2020	2,562	2,596
2021	2,070	2,098
Thereafter	5,800	5,443
Total	$23,351	$27,250

Schedule of adverse changes to key assumptions on the carrying amount of the servicing rights

(In Thousands)	September 30, 2016	December 31, 2015
Default rate
10% adverse change	$(11)	$(9)
20% adverse change	(22)	(17)
Prepayment rate
10% adverse change	(704)	(854)
20% adverse change	(1,367)	(1,660)
Discount rate
10% adverse change	(611)	(745)
20% adverse change	(1,187)	(1,446)